EARNINGS (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
EARNINGS (LOSS) PER SHARE
Schedule for calculation of basic and diluted income (loss) attributable to the company's preferred and ordinary shareholders per share

Basic and diluted net income (loss) attributable to the Company’s preferred and ordinary shareholders per share have been calculated for the years ended December 31, 2010, 2011 and 2012 as follows:

	2010	2011	2012

Numerator:
Net income (loss) allocated to ordinary shareholders—basic	$2,499,326	$(33,223,661)	$(22,432,150)
Net income allocated to preferred shareholders	$1,931,283	$—	$—
Net income (loss) available to Mecox Lane Limited shareholders—diluted	$4,430,609	$(33,223,661)	$(22,432,150)

Denominator:
Weighted average ordinary shares—basic	242,026,404	405,192,243	404,247,016
—weighted average preference shares	101,206,727	—	—
—dilutive effect of share options	53,640,033	—	—
Weighted average ordinary shares—diluted	396,873,164	405,192,243	404,247,016

Basic earnings (loss) per ordinary share	$0.01	$(0.08)	$(0.06)
Diluted earnings (loss) per ordinary share	$0.01	$(0.08)	$(0.06)